Share-Based Compensation - Summary of Equity based compensation expense in the statement of operations (Details) - BETTER THERAPEUTICS OPCO [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 85	$ 192	$ 233	$ 84
Cost of Revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	1	2	3	1
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	41	89	102	43
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 43	$ 101	$ 128	$ 40